Supplement to Spinnaker Plus Prospectus
                   dated December 1, 2004 as supplemented

                     Supplement dated September 8, 2011


Effective September 14, 2011, the disclosure set forth below replaces the information under the section titled Inquiries found on page 3 of the prospectus.

INQUIRIES

If you need more information, please contact us at the following:

By Phone:
1-800-796-3872

On the Internet:
http://www.symetra.com

For general correspondence, all written communications, including making additional Purchase Payments, and other transactional inquiries, please contact us at:

Symetra Life Insurance Company
PO Box  305156
Nashville, TN 37230-5156


For Overnight Mail:

Symetra Life Insurance Company
100 Centerview Drive, Suite 100
Nashville, TN 37214-3439

               Supplement to Spinnaker Plus Variable Annuity
                   Statement of Additional Information
                 dated December 1, 2004 as supplemented

                   Supplement dated September 8, 2011


Effective September 14, 2011, for a copy of the prospectus please call 1-800-796-3872, or write to us at the Symetra Life Insurance Company, PO Box 305156, Nashville, TN 37230-5156.